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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended June 30, 1999.

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------


If amended report check here: [ ]
PAR Capital Management Inc.
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Name of Institutional Investment Manager

One Financial Center, Suite 1600          Boston             MA         02111
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Business Address       (Street)           (City)           (State)      (Zip)

Frederick S. Downs Jr., Vice President              (617) 526-8990
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Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

---------------------------------- ATTENTION -----------------------------------
           INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE
     FEDERAL CRIMINAL VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 11th day of August, 1999.

                                             PAR Capital Management Inc.
                                     -------------------------------------------
                                      (Name of Institutional Investment Manager

                                       /s/Frederick S. Downs Jr.
                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                     13F File No.:  Name:                     13F File No.:
---------------------------------------  ---------------------------------------
1.                                       6.
---------------------------------------  ---------------------------------------
2.                                       7.
---------------------------------------  ---------------------------------------
3.                                       8.
---------------------------------------  ---------------------------------------
4.                                       9.
---------------------------------------  ---------------------------------------
5.                                       10.
---------------------------------------  ---------------------------------------

                                                                 SEC 1685 (5/91)

                                    FORM 13F

As of 6/30/99
                  NAME OF REPORTING MANAGER: PAR CAPITAL MANAGEMENT, INC.

----------------------------------------------------------------------------------------------------------------------------------
                  Item 1:                      Item 2:      Item 3:      Item 4:      Item 5:               Item 6:
                                                                                     Shares of       Investment Discretion
                                                                                               -----------------------------------
              Name of Issuer                Title of Class   CUSIP     Fair Market   Principal  (a) Sole   (b) Shared- (c) Shared-
                                                             Number       Value       Amount               As Defined    Other
                                                                                                           in Instr. V
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
7th Level Inc.                                  Common     817916109     $148,281.25    32,500      X
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
ACME Electric Corp.                             Common     004644100      $92,437.50    17,000      X
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Alaska Air Group Inc.                           Common     011659109   $9,393,750.00   225,000      X
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment Inc.                          Common     001669100   $9,143,750.00   475,000      X
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Amtran Inc.                                     Common     03234G106  $16,252,500.00   660,000      X
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Beringer Wine Estates Holdings                  Common     084102102   $2,093,240.63    50,100      X
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Bolle Inc.                                      Common     097937106     $536,250.00   195,000      X
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp.                               Common     103304101     $291,900.00    41,700      X
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Broadway & Seymour Inc.                         Common     111433108     $476,531.25    29,900      X
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Casino Data Systems                             Common     147583108     $607,500.00   120,000      X
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Catalina Marketing Corp.                        Common     148867104  $13,800,000.00   150,000      X
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Championship Auto Racing Teams Inc              Common     158711101   $5,319,893.75   177,700      X
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Comair Holdings Inc                             Common     199789108   $2,230,059.38   107,150      X
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Condor Technology Solutions                     Common     206772105   $4,125,000.00   880,000      X
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Cree Research Inc.                              Common     225447101   $5,847,250.00    76,000      X
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Crossman Communities Inc.                       Common     22764E109   $2,935,312.50   101,000      X
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Dover Downs Entertainment                       Common     260086103   $9,160,356.25   517,900      X
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Echostar Communications                     Class A Common 278762109  $10,740,625.00    70,000      X
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
ELITE Information Group Inc Co                  Common     28659M106   $6,559,112.50 1,220,300      X
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Employee Solutions Inc.                         Common     292166105      $83,125.00    70,000      X
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Fusion Medical Technologies Inc                 Common     361128101   $1,285,625.00   170,000      X
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Galileo International Inc.                      Common     363547100  $32,062,500.00   600,000      X
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Golden State Vintners Inc.                  Class B Common 38121K208   $1,270,937.50   207,500      X
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
GTECH Holdings Corporation                      Common     400518106   $9,425,000.00   400,000      X
----------------------------------------------------------------------------------------------------------------------------------
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Harrah's Entertainment Inc.                     Common     413619107   $9,921,506.25   449,700      X
----------------------------------------------------------------------------------------------------------------------------------
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Healthcare Recoveries Inc.                      Common     42220K101   $2,094,750.00   441,000      X
----------------------------------------------------------------------------------------------------------------------------------
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Hearst-Argyle Television                        Common     422317107   $6,600,000.00   275,000      X
----------------------------------------------------------------------------------------------------------------------------------
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Hollywood Entertainment Corporation             Common     436141105  $15,356,562.50   785,000      X
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Imagyn Medical Technologies Inc.                Common     45244E100       $2,741.66    78,333      X
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Insituform Technologies Inc.                Class A Common 457667103   $8,909,500.00   412,000      X
----------------------------------------------------------------------------------------------------------------------------------
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Jackpot Enterprises Inc                         Common     466392107     $833,000.00    98,000      X
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Lodgenet Entertainment Corp.                    Common     540211109   $6,968,750.00   500,000      X
----------------------------------------------------------------------------------------------------------------------------------
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Maxicare Health Plans, Inc.                     Common     577904204     $640,775.00   134,900      X
----------------------------------------------------------------------------------------------------------------------------------
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MESA Air Group Inc                              Common     590479101   $3,908,962.00   520,111      X
----------------------------------------------------------------------------------------------------------------------------------
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Mid Atlantic Medical Services,  Inc.            Common     59523C107  $16,263,137.50 1,646,900      X
----------------------------------------------------------------------------------------------------------------------------------
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Midway Airlines Corp                            Common     598126100     $430,500.00    42,000      X
----------------------------------------------------------------------------------------------------------------------------------
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Midway Games Inc.                               Common     598148104     $371,888.44    28,745      X
----------------------------------------------------------------------------------------------------------------------------------
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Morton Industrial Group Inc.                    Common     619328107   $1,673,812.50   237,000      X
----------------------------------------------------------------------------------------------------------------------------------
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Motivepower Industries Inc.                     Common     61980K101   $2,787,025.00   150,650      X
----------------------------------------------------------------------------------------------------------------------------------
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Orthodontic Centers of America Inc.             Common     68750P103   $2,118,750.00   150,000      X
----------------------------------------------------------------------------------------------------------------------------------
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Pegasus Communications Corp.                Class A Common 705904100  $36,952,937.50   937,000      X
----------------------------------------------------------------------------------------------------------------------------------
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Penn National Gaming Inc.                       Common     707569109   $5,439,925.00   588,100      X
----------------------------------------------------------------------------------------------------------------------------------
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Physicians Specialty Corp                       Common     718934102      $95,625.00    10,000      X
----------------------------------------------------------------------------------------------------------------------------------
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Phoenix Healthcare Corp                         Common     719072100      $14,640.00    91,500      X
----------------------------------------------------------------------------------------------------------------------------------
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Physician Computer Network                      Common     71940K109      $62,750.00   251,000      X
----------------------------------------------------------------------------------------------------------------------------------
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Pixar                                           Common     725811103   $9,722,531.25   225,450      X
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Players International Inc.                      Common     727903106  $12,210,843.75 1,698,900      X
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Powerhouse Technologies Inc.                    Common     739323103  $18,351,243.75   942,600      X
----------------------------------------------------------------------------------------------------------------------------------
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Preview Travel Inc                              Common     74137R101     $658,125.00    30,000      X
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Priceline.com Inc                               Common     741503106   $9,360,562.50    81,000      X
----------------------------------------------------------------------------------------------------------------------------------
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Rainforest Cafe Inc.                            Common     75086K104   $7,081,931.25 1,398,900      X
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Sabre Group Holdings, Inc.                      Common     785905100  $34,375,000.00   500,000      X
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Scientific Games Holdings Corp.                 Common     808747109  $13,544,700.00   694,600      X
----------------------------------------------------------------------------------------------------------------------------------
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Sodak Gaming, Inc.                              Common     833777105   $7,977,187.50   850,900      X
----------------------------------------------------------------------------------------------------------------------------------
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Station Casinos Inc.                            Common     857689103  $46,807,426.38 2,297,297      X
----------------------------------------------------------------------------------------------------------------------------------
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Systemsoft Corp                                 Common     871926101       $6,600.00    60,000      X
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
TCI Satellite Entertainment Inc             Class A Common 872298104   $2,282,437.50   777,000      X
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Top Source Technologies, Inc.                   Common     890530108     $361,781.25   340,500      X
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Travel Service International Inc                Common     894169101  $13,020,000.00 1,085,000      X
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
United States Satellite Broadcasting        Class A Common 912534104  $36,865,000.00 2,020,000      X
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Universal Health Services Inc.                  Common     913903100   $9,693,250.00   203,000      X
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Univision Communications                    Class A Common 914906102  $10,725,000.00   165,000      X
----------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------                          ---------------
                        Total Long Equities                           $498,372,095.97
                                                                      ---------------

                                                                      498,658,766.00



                                           Item 7:                  Item 8
                                                          Voting Authority (Shares)
                                                      -----------------------------------
                                           Managers    (a) Sole  (b) Shared   (c) None
                                         See Instr. V
-----------------------------------------------------------------------------------------
7th Level Inc.                                            32,500
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
ACME Electric Corp.                                       17,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Alaska Air Group Inc.                                    225,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
AMC Entertainment Inc.                                   475,000
-----------------------------------------------------------------------------------------
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Amtran Inc.                                              660,000
-----------------------------------------------------------------------------------------
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Beringer Wine Estates Holdings                            50,100
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Bolle Inc.                                               195,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Boyd Gaming Corp.                                         41,700
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Broadway & Seymour Inc.                                   29,900
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Casino Data Systems                                      120,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Catalina Marketing Corp.                                 150,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Championship Auto Racing Teams Inc                       177,700
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Comair Holdings Inc                                      107,150
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Condor Technology Solutions                              880,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Cree Research Inc.                                        76,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Crossman Communities Inc.                                101,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Dover Downs Entertainment                                517,900
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Echostar Communications                                   70,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
ELITE Information Group Inc Co                          1,220,300
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Employee Solutions Inc.                                    70,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Fusion Medical Technologies Inc                           170,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Galileo International Inc.                                600,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Golden State Vintners Inc.                                207,500
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
GTECH Holdings Corporation                                400,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Harrah's Entertainment Inc.                               449,700
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Healthcare Recoveries Inc.                                441,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Hearst-Argyle Television                                  275,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Hollywood Entertainment Corporation                       785,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Imagyn Medical Technologies Inc.                           78,333
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Insituform Technologies Inc.                              412,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Jackpot Enterprises Inc                                    98,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Lodgenet Entertainment Corp.                              500,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Maxicare Health Plans, Inc.                               134,900
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
MESA Air Group Inc                                        520,111
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Mid Atlantic Medical Services,  Inc.                    1,646,900
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Midway Airlines Corp                                       42,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Midway Games Inc.                                          28,745
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Morton Industrial Group Inc.                              237,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Motivepower Industries Inc.                               150,650
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Orthodontic Centers of America Inc.                       150,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Pegasus Communications Corp.                              937,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Penn National Gaming Inc.                                 588,100
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Physicians Specialty Corp                                  10,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Phoenix Healthcare Corp                                    91,500
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Physician Computer Network                                251,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Pixar                                                     225,450
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Players International Inc.                              1,698,900
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Powerhouse Technologies Inc.                              942,600
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Preview Travel Inc                                         30,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Priceline.com Inc                                          81,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Rainforest Cafe Inc.                                    1,398,900
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Sabre Group Holdings, Inc.                                500,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Scientific Games Holdings Corp.                           694,600
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Sodak Gaming, Inc.                                        850,900
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Station Casinos Inc.                                    1,297,297
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Systemsoft Corp                                            60,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
TCI Satellite Entertainment Inc                           777,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Top Source Technologies, Inc.                             340,500
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Travel Service International Inc                        1,085,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
United States Satellite Broadcasting                    2,020,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Universal Health Services Inc.                            203,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Univision Communications                                  165,000
-----------------------------------------------------------------------------------------